SCHEDULE OF EQUITY METHOD INVESTMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance, Beginning	$ 5,424,010	$ 4,776,167
Balance, Ending	5,453,274	5,424,010	$ 4,776,167
Investment eliminated upon consolidation		63,165
ENP Peru Investments LLC [Member]
Balance, Beginning	22,642	3,822	11,387
Return of equity	(7,500)	(3,822)	(9,063)
Gain (loss) in equity method investment		22,642	1,498
Balance, Ending	15,142	22,642	3,822
ENP Realty LLC [Member]
Balance, Beginning			63,165
Balance, Ending
Investment eliminated upon consolidation			(63,165)
Florida Based LLC [Member]
Balance, Beginning	3,701,368	3,572,345	1,141,033
Return of equity		(325,000)	(896,714)
Gain (loss) in equity method investment	36,764	454,023	809,342
Balance, Ending	3,738,132	3,701,368	3,572,345
Additional payment			2,518,684
Lygos Inc [Member]
Balance, Beginning	$ 1,000,000	500,000
Balance, Ending		1,000,000	500,000
Additional payment		$ 500,000
Acquisition			$ 500,000